Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000147001
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CIISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 311,533,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,461
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	14.5%
Short-Term Investment	1.5%
Norway	2.1%
Israel	2.9%
Australia	3.2%
Exchange-Traded Fund	4.5%
China	4.6%
India	4.9%
Indonesia	5.0%
United Kingdom	7.0%
South Korea	8.2%
Taiwan	8.6%
Canada	11.8%
Japan	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	4.5%
National Aluminium Co. Ltd.	2.3%
AGF Management Ltd., Class B	2.0%
Finning International Inc.	2.0%
ZIM Integrated Shipping Services Ltd.	1.9%
Samsung Engineering Co. Ltd.	1.8%
Supreme Electronics Co. Ltd.	1.8%
LG Innotek Co. Ltd.	1.8%
Alamtri Resources Indonesia Tbk PT	1.7%
OceanaGold Corp.	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
C000147002
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Investor Class
Trading Symbol	CVISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 311,533,000
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 1,461
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	14.5%
Short-Term Investment	1.5%
Norway	2.1%
Israel	2.9%
Australia	3.2%
Exchange-Traded Fund	4.5%
China	4.6%
India	4.9%
Indonesia	5.0%
United Kingdom	7.0%
South Korea	8.2%
Taiwan	8.6%
Canada	11.8%
Japan	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	4.5%
National Aluminium Co. Ltd.	2.3%
AGF Management Ltd., Class B	2.0%
Finning International Inc.	2.0%
ZIM Integrated Shipping Services Ltd.	1.9%
Samsung Engineering Co. Ltd.	1.8%
Supreme Electronics Co. Ltd.	1.8%
LG Innotek Co. Ltd.	1.8%
Alamtri Resources Indonesia Tbk PT	1.7%
OceanaGold Corp.	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund